Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan [Member] - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Equity Based Compensation [Line Items]
Opening balance	6,244	2,268
Granted	2,745	5,120
Vested	(1,520)	(650)
Forfeited	(1,064)	(494)
Closing balance	6,405	6,244